FIXED ASSETS - NET (Schedule of Fixed Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Land and buildings	$ 220.8	$ 218.9
Plant and machinery	539.8	593.4
Furniture, fixtures and office equipment	15.5	23.6
Others	0.8	0.4
Property Plant And Equipment Gross Excluding Construction In Progress, Total	776.9	836.3
Less: Accumulated depreciation	(115.2)	(120.7)
Property Plant And Equipment Excluding Construction In Progress Net, Total	661.7	715.6
Construction-in-progress	93.8	161.7
Fixed assets - net	$ 755.5	$ 877.3